Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Income
Total revenues (Note 20)	$ 4,927,965	$ 4,170,077	$ 2,779,541
Cost of services	3,577,320	2,993,062	1,855,181
Selling, general and administrative expenses	616,601	603,633	390,253
Total operating expenses	4,193,921	3,596,695	2,245,434
Operating income	734,044	573,382	534,107
Nonoperating expenses, net	(116,482)	(112,350)	(40,543)
Income before income taxes and equity in income of equity investments	617,562	461,032	493,564
Income taxes (Note 13)	65,878	161,175	151,364
Income before equity in income of equity investments	551,684	299,857	342,200
Equity in income of equity investments, net of tax	40,532	26,115	25,430
Income from continuing operations, net of tax	592,216	325,972	367,630
Income from discontinued operations, net of tax			1,411
Net income	592,216	325,972	369,041
Net income attributable to noncontrolling interests	(6,031)	(6,334)	(4,997)
Net income attributable to Total System Services, Inc. (TSYS) common shareholders	$ 586,185	$ 319,638	$ 364,044
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 24):
Income from continuing operations to TSYS common shareholders (in dollars per share)	$ 3.19	$ 1.74	$ 1.97
Gain from discontinued operations to TSYS common shareholders (in dollars per share)			0.01
Net income attributable to TSYS common shareholders (in dollars per share)	3.19	1.74	1.98
Diluted EPS attributable to TSYS common shareholders (Note 24):
Income from continuing operations to TSYS common shareholders (in dollars per share)	3.16	1.73	1.96
Gain from discontinued operations to TSYS common shareholders (in dollars per share)			0.01
Net income attributable to TSYS common shareholders (in dollars per share)	$ 3.16	$ 1.73	$ 1.97
Amounts attributable to TSYS common shareholders:
Income from continuing operations	$ 586,185	$ 319,638	$ 362,633
Gain from discontinued operations			1,411
Net income attributable to Total System Services, Inc. (TSYS) common shareholders	$ 586,185	$ 319,638	$ 364,044